Pensions and other post-employment benefits - Contributions (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
2020
Benefits
Estimated future contributions	€ 79
United States Pension benefits
Benefits
Contributions	0
Pension Supplemental plans | 2020
Benefits
Estimated future contributions	26
Pension Supplemental plans | 2021
Benefits
Estimated future contributions	26
Pension Supplemental plans | 2022
Benefits
Estimated future contributions	25
Pension Supplemental plans | 2023
Benefits
Estimated future contributions	25
Pension Supplemental plans | 2024
Benefits
Estimated future contributions	24
Pension Supplemental plans | 2025-2029
Benefits
Estimated future contributions	110
Pension Non-represented | 2020
Benefits
Estimated future contributions	8
Pension Non-represented | 2021
Benefits
Estimated future contributions	8
Pension Non-represented | 2022
Benefits
Estimated future contributions	7
Pension Non-represented | 2023
Benefits
Estimated future contributions	7
Pension Non-represented | 2024
Benefits
Estimated future contributions	6
Pension Non-represented | 2025-2029
Benefits
Estimated future contributions	23
Post-employment other benefit plans | 2020
Benefits
Estimated future contributions	3
Post-employment other benefit plans | 2021
Benefits
Estimated future contributions	3
Post-employment other benefit plans | 2022
Benefits
Estimated future contributions	3
Post-employment other benefit plans | 2023
Benefits
Estimated future contributions	53
Post-employment other benefit plans | 2024
Benefits
Estimated future contributions	56
Post-employment other benefit plans | 2025-2029
Benefits
Estimated future contributions	285
Post-employment Medicare subsidy for formerly union represented | 2020
Benefits
Estimated future contributions	(13)
Post-employment Medicare subsidy for formerly union represented | 2021
Benefits
Estimated future contributions	(12)
Post-employment Medicare subsidy for formerly union represented | 2022
Benefits
Estimated future contributions	(11)
Post-employment Medicare subsidy for formerly union represented | 2023
Benefits
Estimated future contributions	(11)
Post-employment Medicare subsidy for formerly union represented | 2024
Benefits
Estimated future contributions	(10)
Post-employment Medicare subsidy for formerly union represented | 2025-2029
Benefits
Estimated future contributions	(41)
Other countries, excluding US | 2020
Benefits
Estimated future contributions	€ 55